Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	$ 4,983,266	¥ 34,262,445	¥ 25,688,327
Restricted cash	471,182	3,239,613	4,110,210
Short-term investments	296,062	2,035,575	8,587,852
Accounts receivable, net	1,615,881	11,109,988	16,359,147
Advance to suppliers	69,393	477,109	394,574
Inventories, net	6,403,910	44,030,084	41,700,379
Loan receivables, net	395,095	2,716,475	5,132,698
Prepayments and other current assets	559,699	3,848,225	2,258,904
Amount due from related parties	456,151	3,136,265	10,796,561
Total current assets	15,250,639	104,855,779	115,028,652
Non-current assets
Property, equipment and software, net	3,066,372	21,082,838	12,574,178
Construction in progress	953,198	6,553,712	3,196,516
Intangible assets, net	728,922	5,011,706	6,692,717
Land use rights, net	1,523,621	10,475,658	7,050,809
Goodwill	966,282	6,643,669	6,650,570
Investment in equity investees	4,560,631	31,356,616	18,551,319
Investment securities	2,312,788	15,901,573	10,027,813
Deferred tax assets	15,004	103,158	158,250
Other non-current assets	768,518	5,283,948	2,227,942
Amount due from related parties	275,791	1,896,200	1,896,200
Total non-current assets	15,171,127	104,309,078	69,026,314
Total assets	30,421,766	209,164,857	184,054,966
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB7,577,086 and RMB9,234,523 as of December 31, 2017 and 2018, respectively. Note 1)
Short-term borrowings	21,419	147,264	200,000
Nonrecourse securitization debt	639,615	4,397,670	12,684,881
Accounts payable	11,633,338	79,985,018	74,337,708
Advance from customers	1,893,332	13,017,603	13,605,298
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB813,525 and RMB863,480 as of December 31, 2017 and 2018, respectively)	288,050	1,980,489	1,592,332
Taxes payable	120,090	825,677	658,220
Amount due to related parties	31,360	215,614	54,342
Accrued expenses and other current liabilities	2,951,448	20,292,680	15,117,840
Total current liabilities	17,578,652	120,862,015	118,250,621
Non-current liabilities
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB1,273,545 and RMB463,153 as of December 31, 2017 and 2018, respectively)	67,363	463,153	1,273,545
Nonrecourse securitization debt			4,475,238
Unsecured senior notes	987,004	6,786,143	6,447,357
Deferred tax liabilities	120,496	828,473	882,248
Long-term borrowings	449,195	3,088,440
Other non-current liabilities	44,868	308,489	337,254
Total non-current liabilities	1,668,926	11,474,698	13,415,642
Total liabilities	19,247,578	132,336,713	131,666,263
Commitments and contingencies (Note 33)
MEZZANINE EQUITY
Convertible redeemable non-controlling interests (Note 23)	2,321,472	15,961,284
JD.com, Inc. shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,477,346,590 Class A ordinary shares issued and 2,406,652,132 outstanding, 461,362,309 Class B ordinary shares issued and 446,011,297 outstanding as of December 31, 2017; 2,507,473,330 Class A ordinary shares issued and 2,447,926,638 outstanding, 458,342,517 Class B ordinary shares issued and 446,369,717 outstanding as of December 31, 2018)	55	380	377
Additional paid-in capital	12,047,545	82,832,895	76,254,607
Statutory reserves	203,681	1,400,412	635,966
Treasury stock	(550,321)	(3,783,729)	(4,457,608)
Accumulated deficit	(3,496,194)	(24,038,081)	(22,234,609)
Accumulated other comprehensive income	488,560	3,359,096	1,842,081
Total JD.com, Inc. shareholders' equity	8,693,326	59,770,973	52,040,814
Non-controlling interests	159,390	1,095,887	347,889
Total shareholders' equity	8,852,716	60,866,860	52,388,703
Total liabilities, mezzanine equity and shareholders' equity	$ 30,421,766	¥ 209,164,857	¥ 184,054,966